LEASES (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023
SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities under our non-cancellable operating leases as of March 31, 2024 were as follows:

Payments due by period
2024 (remaining nine months)	$2,335,753
2025	2,854,958
2026	2,520,001
2027	1,535,080
2028	678,565
Thereafter	1,350,917
Total undiscounted operating lease payments	$11,275,274
Less: Imputed interest	(744,214)
Present value of operating lease liabilities	$10,531,060

Maturity of lease liabilities under our non-cancellable operating leases as of December 31, 2023 were as follows:

Payments due by period
2024	$3,116,834
2025	2,859,278
2026	2,520,001
2027	1,535,080
2028	834,710
Thereafter	1,363,363
Total undiscounted operating lease payments	$12,229,266
Less: Imputed interest	(1,019,260)
Present value of operating lease liabilities	$11,210,006

SCHEDULE OF COMPANY’S OPERATING LEASE

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	March 31, 2024	December 31, 2023
Right of use asset	$10,696,929	$11,412,562

Operating lease liability, current	$2,707,312	$2,748,824
Operating lease liability, net of current	$7,823,748	$8,461,182

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	December 31, 2023	December 31, 2022
Right of use asset	$11,412,562	$10,604,935

Operating lease liability, current	$2,748,824	$2,228,852
Operating lease liability, net of current	$8,461,182	$8,041,504

SCHEDULE OF OPERATING LEASE TERM

The following table provides a summary of other information related to the leases for the three months ended March 31, 2024 and December 31, 2023:

Other Information	March 31, 2024	December 31, 2023
Weighted-average remaining lease term for operating leases	5 years	5 years
Weighted-average discount rate for operating leases	3.98%	3.98%

The following table provides a summary of other information related to the leases for the years ended December 31, 2023 and 2022:

Other Information	December 30, 2023	December 31, 2022
Weighted-average remaining lease term for operating leases	5 years	6 years
Weighted-average discount rate for operating leases	3.98%	3.83%

SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expenses for the three months ended March 31, 2024 and 2023 were as follows:

	Three Months Ended March 31,
	2024	2023
Operating lease cost	$637,101	$566,337
Variable lease cost	207,546	220,594
Short-term lease cost	78,532	47,270
Total rent expense	$923,179	$834,201

The components of lease expenses for the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Operating lease cost	$2,263,413	$759,207
Variable lease cost	865,095	355,924
Short-term lease cost	306,790	284,013
Total rent expense	$3,435,298	$1,399,144

Greens Natural Foods, Inc. [Member]
SCHEDULE OF MATURITY OF LEASE LIABILITIES

Maturity of lease liabilities under our non-cancellable operating leases as of September 30, 2022 were as follows:

Payments due by period	September 30, 2022
2022 (remaining three months)	$432,127
2023	1,774,056
2024	1,232,391
2025	982,606
2026	859,607
Thereafter	1,296,758
Total undiscounted operating lease payments	$6,577,545
Less: Imputed interest	(541,441)
Present value of operating lease liabilities	$6,036,104

SCHEDULE OF COMPANY’S OPERATING LEASE

The following table summarizes the Company’s operating leases:

Balance Sheet Classification	September 30, 2022
Right of use asset	$6,036,104

Operating lease liability, current	$1,661,788
Operating lease liability, net of current	$4,374,315

SCHEDULE OF OPERATING LEASE TERM

The following table provides a summary of other information related to the leases at September 30, 2022:

Other Information	September 30, 2022
Weighted-average remaining lease term for operating leases	5 years
Weighted-average discount rate for operating leases	1.30%

SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expenses for the three and nine months ended September 30, 2022:

	Three Month Ended September 30, 2022	Nine Month Ended September 30, 2022
Operating lease cost	$322,629	$964,753
Variable lease cost	77,633	267,301
Short-term lease cost	89,455	267,496
Total rent expense	$489,717	$1,499,550